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                               ING INVESTORS TRUST

                    ING MFS RESEARCH PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 6, 2004
          to the Adviser Class, Institutional Class, Retirement Class,
               and Service Class Prospectuses Dated April 30, 2004


     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, OppenheimerFunds, Inc. has been appointed to replace Massachusetts Financial Services Company as portfolio manager to the Portfolio effective November 8, 2004. In connection with this portfolio manager change, the new name of the Portfolio will be "ING Oppenheimer Main Street Portfolio(R)." All references to "ING MFS Research Portfolio" and Massachusetts Financial Services Company serving as the portfolio manager to the Portfolio are hereby deleted and replaced with "ING Oppenheimer Main Street Portfolio(R)" and "OppenheimerFunds, Inc.," respectively.

     Beginning on page 36 of the Adviser Class and Institutional Class prospectuses, page 34 of the Service Class prospectus, and page 31 of the Retirement Class prospectus, the following is updated to reflect the new portfolio manager arrangement:

     1. The "Description of the Portfolios" section entitled "ING MFS Research Portfolio" is hereby deleted and replaced with "ING Oppenheimer Main Street Portfolio(R) (formerly, ING MFS Research Portfolio)."

     2. The "Portfolio Manager" section is hereby deleted and replaced with the following:

               PORTFOLIO MANAGER

               OppenheimerFunds, Inc. ("OppenheimerFunds")

     3. The "Investment Strategy" section, the list of risks found within the "Principal Risks" section, and "More on the Portfolio Manager" section are hereby deleted and replaced with the following:

               INVESTMENT STRATEGY

               The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

               In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

                    - Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates

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                         and the shape of the yield curve. These help direct
                         portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

                    - Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

                    - Judgment: The Portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

          PRINCIPAL RISKS

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

          MORE ON THE PORTFOLIO MANAGER

          OppenheimerFunds, Portfolio Manager to the Portfolio, has been an investment advisor since January 1960. The Portfolio Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of June 30, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts. OppenheimerFunds is located at Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008.

          The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios joined the Portfolio Manager in 1998 and is a Vice President of OppenheimerFunds and an officer and portfolio manager of other Oppenheimer funds. Dr. Reinganum is a Vice President of OppenheimerFunds. Prior to joining the Portfolio Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995.

     4. The Portfolio's secondary benchmark, Russell MidCap(R) Index, found in the "Performance" section, is hereby deleted.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                               ING INVESTORS TRUST
                    ING MFS RESEARCH PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 6, 2004
          to the Adviser Class, Institutional Class, and Service Class
        Statement of Additional Information ("SAI") and Retirement Class
                          SAI each dated April 30, 2004

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, OppenheimerFunds, Inc. has been appointed to replace Massachusetts Financial Services Company as portfolio manager to the Portfolio effective November 8, 2004. In connection with this portfolio manager change, the new name of the Portfolio will be "ING Oppenheimer Main Street Portfolio(R)." All references to "ING MFS Research Portfolio" and Massachusetts Financial Services Company serving as the portfolio manager to the Portfolio are hereby deleted and replaced with "ING Oppenheimer Main Street Portfolio(R)" or "Oppenheimer Main Street" and "OppenheimerFunds, Inc.," respectively.

     In connection with the change in portfolio manager, the portfolio management fee is reduced effective November 8, 2004. The following is added to the "Portfolio Managers" chart beginning on page 90 of the Adviser Class, Institutional Class, and Service Class SAI and page 85 of the Retirement Class SAI. The chart (except as revised below) remains unchanged for ING Investors Trust's other portfolios.

           PORTFOLIO MANAGER               PORTFOLIO                 PORTFOLIO MANAGEMENT FEE
     -----------------------------------------------------------------------------------------------
     Massachusetts Financial     MFS Research*(8)                 0.35% of the first $500 million;
     Services Company            MFS Mid Cap Growth*              0.30% on the next $1 billion;
                                 MFS Total Return*                and 0.25% of the amount in excess
                                                                  of $1.5 billion.

     OppenheimerFunds, Inc.      Oppenheimer Main Street(8)(9)    0.30%   if   total   assets   as
                                                                  defined below at any month-end are
                                                                  less than or equal to $1 billion;
                                                                  0.23% if total assets as defined
                                                                  below at any month-end are in
                                                                  excess of $1 billion.

          (8) OppenheimerFunds, Inc. serves as the Portfolio Manager to Oppenheimer Main Street (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as portfolio manager from August 10, 1998 through November 5, 2004.

          (9) The assets of Oppenheimer Main Street are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc. The aggregated assets will be applied to the schedule and the resulting fee shall be prorated back to each series and its respective manager based on relative net assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                               ING INVESTORS TRUST
                    ING MFS RESEARCH PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 6, 2004
                   to the ING LifeStyle Portfolios' Prospectus
                                Dated May 3, 2004

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, OppenheimerFunds, Inc. has been appointed to replace Massachusetts Financial Services Company as portfolio manager to the Portfolio effective November 8, 2004. In connection with this portfolio manager change, the new name of the Portfolio will be "ING Oppenheimer Main Street Portfolio(R)." All references to "ING MFS Research Portfolio" and Massachusetts Financial Services Company serving as the portfolio manager to the Portfolio are hereby deleted and replaced with "ING Oppenheimer Main Street Portfolio(R)" and "OppenheimerFunds, Inc.," respectively.

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing ING MFS Research Portfolio, found on page 20, is hereby deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying portfolios.

       INVESTMENT
   ADVISER/PORTFOLIO                                      INVESTMENT
        MANAGER               UNDERLYING FUND              OBJECTIVE           MAIN INVESTMENTS         MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
OppenheimerFunds, Inc.    ING Oppenheimer Main     Long-term growth of      Common stocks of U.S.    Manager risk,
                          Street Portfolio(R)      capital and future       Companies of different   market and
                                                   income.                  capitalization ranges,   company risk,
                                                                            presently focusing on    mid-cap company
                                                                            large-capitalization     risk, and small
                                                                            issuers. It also can     company risk.
                                                                            buy debt securities,
                                                                            such as bonds and
                                                                            debentures, but does
                                                                            not currently
                                                                            emphasize these
                                                                            investments.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.